Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Jun. 30, 2011
CareFusion [Member]
Schedule Summarizing Income (Loss) from Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010 (2)	2009
Revenue	$0.0	$592.1	$3,520.9
Earnings before income taxes	0.3	43.7	507.2
Income tax expense	(8.0)	(28.7)	(122.6)
Earnings/(loss) from discontinued operations	(7.7)	15.0	384.6

(1)	Reflects subsequent changes in certain estimates made at the time of the Spin-Off.
(2)	Reflects the results of CareFusion through August 31, 2009, the date the Spin-Off was completed, and subsequent changes in certain estimates made at the time of the Spin-Off.

Schedule Summarizing Interest Expense from Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Interest expense allocated to CareFusion	$0.0	$12.8	$75.2

PTS Business and Martindale [Member]
Schedule Summarizing Income (Loss) from Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010	2009
Revenue	$0.0	$99.1	$100.5
Earnings before income taxes	0.5	47.0	17.4
Income tax expense	0.0	(6.8)	(8.6)
Earnings from discontinued operations	0.5	40.2	8.8

(1)	Reflects subsequent changes in certain estimates made at the time of sale.